Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Premiums Written, Net [Abstract]
Gross premiums written	$ 8,689,279	$ 8,203,925	$ 6,875,925
Ceded Premiums Written	1,145,084	1,069,907	575,067
Net premiums written	7,544,195	7,134,018	6,300,858
Premiums Earned, Net [Abstract]
Assumed from other companies	8,370,860	7,925,903	7,077,020
Ceded to other companies	1,113,743	969,381	540,194
Net premiums earned	7,257,117	6,956,522	6,536,826
Loss and Loss Expenses and Life Policy Benefits
Assumed losses and loss expenses	5,501,284	5,666,530	5,703,092
Ceded losses and loss expenses	753,881	782,546	368,192
Losses and loss expenses	4,747,403	4,883,984	5,334,900
Reinsurance recoverable on paid and unpaid losses	1,959,652	1,787,493
Affiliated Entity | Lorenz Re
Premiums Written, Net [Abstract]
Ceded Premiums Written	664,000	634,000	81,000
Loss and Loss Expenses and Life Policy Benefits
Reinsurance recoverable on paid and unpaid losses	921,000	592,000
Non Life
Premiums Written, Net [Abstract]
Gross premiums written	7,015,422	6,557,055	5,376,703
Ceded Premiums Written	1,116,672	1,046,227	550,784
Net premiums written	5,898,750	5,510,828	4,825,919
Premiums Earned, Net [Abstract]
Assumed from other companies	6,696,769	6,274,418	5,571,201
Ceded to other companies	1,085,317	944,862	516,672
Net premiums earned	5,611,452	5,329,556	5,054,529
Loss and Loss Expenses and Life Policy Benefits
Assumed losses and loss expenses	4,024,931	4,212,465	4,358,975
Ceded losses and loss expenses	711,697	769,220	342,271
Losses and loss expenses	3,313,234	3,443,245	4,016,704
Reinsurance recoverable on paid and unpaid losses	1,851,811	1,532,666	782,330	$ 754,795
Life and Health
Premiums Written, Net [Abstract]
Gross premiums written	1,673,857	1,646,870	1,499,222
Ceded Premiums Written	28,412	23,680	24,283
Net premiums written	1,645,445	1,623,190	1,474,939
Premiums Earned, Net [Abstract]
Assumed from other companies	1,674,091	1,651,485	1,505,819
Ceded to other companies	28,426	24,519	23,522
Net premiums earned	1,645,665	1,626,966	1,482,297
Loss and Loss Expenses and Life Policy Benefits
Assumed losses and loss expenses	1,476,353	1,454,065	1,344,117
Ceded losses and loss expenses	42,184	13,326	25,921
Losses and loss expenses	1,434,169	1,440,739	1,318,196
Reinsurance recoverable on paid and unpaid losses	$ 31,675	$ 21,000	$ 35,662	$ 16,183